Contingencies (Details Narrative) (USD $)	0 Months Ended
Jun. 30, 2011
Christian Oertle
Loss Contingencies [Line Items]
Annual Salaries	$ 150,000
Severance period	6 months
Daniel Fisher
Loss Contingencies [Line Items]
Annual Salaries	200,000
Severance period	6 months
Brian Keller
Loss Contingencies [Line Items]
Annual Salaries	$ 200,000
Severance period	6 months